Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate	The following table represents the weighted-average remaining lease term and discount rate:
	December 31,	December 31,
	2023	2022

Weighted average remaining lease term	1.20 years	1.51 years

Weighted average discount rate	4.86%	4.09%

Schedule of Lease Expense	The components of lease expense for the year ended December 31, 2023 were as follows:
	Year ended	Year ended
	December 31, 2023	December 31, 2022

Operating lease	$1,108	$969
Short-term lease	28	6
Total lease expense	$1,136	$975

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:
Operating Leases

2024	$1,101
2025	218
2026	195
2027	165
2028	39
Total operating lease payments	$1,718
Less: imputed interest	95
Present value of lease liabilities	$1,623